Debt - Summary of Long-term Debt (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Total principal in pesos	$ 2,045,835,422	$ 2,001,742,870
Accrued interest	33,432,631	32,078,624
Notes payable to contractors	3,018,063	4,053,577
Total	2,082,286,116	2,037,875,071
Less: short-term maturities	154,191,754	119,855,835
Short-term portion of financing lease	2,490,963	3,101,723
Current portion of notes payable to contractors	1,680,361	2,173,285
Accrued interest	33,432,631	32,078,624
Total short-term debt and current portion of long-term debt	191,795,709	157,209,467
Borrowings	$ 1,890,490,407	$ 1,880,665,604	$ 96,047,351
Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Zero rate and Fixed at 3.02% to 5.23%	Zero rate and Fixed at 3.02% to 5.23%
Maturity	Various to 2035	Various to 2035
Borrowings	$ 59,727,769	$ 57,197,211
U.S [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,352,117,824	$ 1,355,781,294	68,695,050			$ 68,519,829
U.S [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%
Maturity	Various to 2048	Various to 2047
Borrowings	$ 1,163,861,026	$ 1,138,845,231	59,130,566			57,556,097
U.S [member] | Purchasing loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	LIBOR plus 0.85%	LIBOR plus 0.85%
Maturity	Various to 2019	Various to 2018
Borrowings	$ 5,904,870	$ 25,722,710	300,000			1,300,000
U.S [member] | Project Finance [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 2.45% to 3.81% and LIBOR plus 0.24% to 1.75%	Fixed from 2.35% to 3.81% and LIBOR plus 0.24% to 1.75%
Maturity	Various to 2028	Various to 2025
Borrowings	$ 52,159,977	$ 64,974,389	2,650,015			3,283,741
U.S [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 3.31% to 5.25% and LIBOR plus 1.65% to 1.75%	Fixed from 5.25% to 5.44% and LIBOR plus 1.65%
Maturity	Various to 2031	Various to 2020
Borrowings	$ 51,365,998	$ 43,141,231	2,609,676			2,180,315
U.S [member] | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	LIBOR plus 0.85%	LIBOR plus 0.85%
Maturity	Various to 2020	Various to 2020
Borrowings	$ 39,164,611	$ 39,347,774	1,989,778			1,988,597
U.S [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	LIBOR plus 1.19% to 3.50%	Fixed from 3.5% to 5.28%
Maturity	Various to 2023	Various to 2023
Borrowings	$ 2,704,412	$ 3,451,629	137,399			174,442
U.S [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 4.44% to 4.54%	Fixed from 0.38% to 1.99%
Maturity	Various to 2025	Various to 2025
Borrowings	$ 6,053,280	$ 7,621,062	307,540			385,161
U.S [member] | Lease-back [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 5.4% to 8.4%	Fixed from 0.45% to 0.7%
Maturity	Various to 2036	Various to 2036
Borrowings	$ 30,903,650	$ 32,677,268	$ 1,570,076			$ 1,651,476
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 345,299,872	$ 299,265,574		€ 15,342,979			€ 12,598,056
Euro [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 1.875% to 5.5%	Fixed from 1.875% to 5.5%
Maturity	Various to 2030	Various to 2030
Borrowings	$ 334,044,298	$ 287,386,195		14,842,851			12,097,975
Euro [member] | Project Finance [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 2.1% to 5.11%
Maturity		Various to 2023
Borrowings		$ 11,879,379					€ 500,081
Euro [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed to 5.11%
Maturity	Various to 2023
Borrowings	$ 11,255,352			500,118
Euro [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed to 11.26%
Maturity	Various to 2022
Borrowings	$ 222			€ 10
Japan, yen [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%
Maturity	Various to 2026	Various to 2026
Borrowings	$ 31,171,326	$ 30,541,407			¥ 173,850,117			¥ 173,827,018
Mexico, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 209,325,875	$ 211,808,448
Mexico, Pesos [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed at 6.55% and TIIE plus 0.50% to 4.0%	Fixed at 6.55% and TIIE plus 0.85% to 1.25%
Maturity	Various to 2029	Various to 2025
Borrowings	$ 32,309,858	$ 28,597,423
Mexico, Pesos [member] | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	TIIE plus 0.95%	TIIE plus 0.95
Maturity	Various to 2025	Various to 2025
Borrowings	$ 28,925,329	$ 33,646,107
Mexico, Pesos [member] | Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Mexican Government Treasury Certificates ("Cetes") , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Mexican Government Treasury Certificates ("Cetes") , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%
Maturity	Various to 2026	Various to 2026
Borrowings	$ 148,090,688	$ 149,564,918
Other Currencies [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 1.5% to 8.25%	Fixed from 1.5% to 8.25%
Maturity	Various to 2025	Various to 2025
Borrowings	$ 48,192,756	$ 47,148,936